Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from (used in) operating activities
Profit (loss)	R$ 6,348,178	R$ 220,032
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	2,408,025	1,899,297
Depreciation, right-of-use assets	89,397	82,727
Interest expense on lease liabilities	116,258	109,806
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	46,307	47,554
Income (expense) from associates and joint ventures	17,077	9,907
Exchange rate and monetary variations, net	(5,204,286)	1,699,328
Interest expenses on financing, loans and debentures	1,412,878	1,230,849
Adjustments for finance costs	(52,753)	(377,560)
Accrual of interest on marketable securities	(264,440)	(312,425)
Amortization of transaction costs, premium and discounts	31,923	17,308
Derivative financial instruments, net	(3,693,159)	634,537
Deferred income tax and social contribution	3,539,970	(822,208)
Interest on actuarial liabilities and cost of current service	19,822	18,963
Provision for judicial liabilities, net	28,985	29,015
Provision (reversal) for doubtful accounts, net	7,653	(1,317)
Provision (reversal) for inventory losses, net	4,475	8,030
Provision (reversal) for loss of ICMS credits, net	45,766	(23,763)
Other	15,856	15,121
Trade accounts receivable	2,238,113	373,116
Inventories	(430,784)	(298,050)
Recoverable taxes	(75,463)	8,363
Other assets	183,194	(15,658)
Trade accounts payable	(91,408)	(141,975)
Taxes payable	5,303	90,822
Payroll and charges	(528,881)	(232,642)
Other liabilities	(41,443)	(15,767)
Cash generated from operations	6,176,563	4,253,410
Payment of interest on financing, loans and debentures	(2,014,500)	(1,749,517)
Capitalized loan costs paid	52,753	377,560
Interest received on marketable securities	361,942	228,249
Payment of income taxes	(159,068)	(55,574)
Cash provided by operating activities	4,417,690	3,054,128
Additions to property, plant and equipment	(1,231,900)	(2,556,172)
Additions to intangible	(11,836)	(55,110)
Purchase of biological assets	(1,836,180)	(1,631,502)
Proceeds from sales of property, plant and equipment and biological assets	43,551	26,719
Capital increase in affiliates		(18,908)
Marketable securities, net	6,367,566	(1,566,266)
Advances for acquisition of wood from operations with development and partnerships	(6,998)	(235,775)
Cash provided (used) in investing activities	3,324,203	(6,037,014)
Proceeds from loans, financing and debentures	7,055,244	4,244,874
Proceeds from derivative transactions	124,558	444,112
Payment of loans, financing and debentures	(11,175,521)	(4,038,400)
Payment of leases	(371,531)	(320,643)
Payment of interest on own capital and dividends	(2,192,903)	(1,309,450)
Shares repurchased	(38,664)	(309,952)
Cash (used) by financing activities	(6,598,817)	(1,289,459)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(247,389)	129,600
Increase (Decrease) in cash and cash equivalents, net	895,687	(4,142,745)
At the beginning of the period	9,018,818	8,345,871
At the end of the period	R$ 9,914,505	R$ 4,203,126